      As filed with the Securities and Exchange Commission on May 26, 2005
================================================================================
                                                     1933 Act File No. 333-_____
                                                     1940 Act File No. 811-21731
                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2
                        (Check appropriate box or boxes)

[X]     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]     Pre-Effective Amendment No. __________
[X]     Post-Effective Amendment No.  1

                 and
[X]     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]     Amendment No. 5

                      Nuveen Equity Premium Advantage Fund
          Exact Name of Registrant as Specified in Declaration of Trust

                 333 West Wacker Drive, Chicago, Illinois 60606
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (800) 257-8787
               Registrant's Telephone Number, including Area Code

                               Jessica R. Droeger
                          Vice President and Secretary
                              333 West Wacker Drive
                             Chicago, Illinois 60606
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

        Stacy H. Winick                Eric F. Fess                 Cynthia G. Cobden
    Bell, Boyd & Lloyd PLLC       Chapman and Cutler LLP     Simpson Thacher & Bartlett LLP
1615 L Street, N.W., Suite 1200        111 W. Monroe              425 Lexington Avenue
     Washington, DC 20036            Chicago, IL 60603             New York, NY 10017

                  Approximate Date of Proposed Public Offering:

 As soon as practicable after the effective date of this Registration Statement

                                -----------------

        If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

        It is proposed that this filing will become effective (check appropriate box)

        [ ]     when declared effective pursuant to section 8(c).

        [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-123449.

                                -----------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

================================================================================
                                     Proposed     Proposed Maximum
    Title of          Amount          Maximum        Aggregate       Amount of
Securities Being      Being        Offering Price    Offering       Registration
   Registered       Registered        Per Unit       Price (1)          Fee
--------------------------------------------------------------------------------
Common Shares,
$0.01 par value
("Shares")       430,000 Shares (2)   $ 20.00       $ 8,600,000      $ 1012.22
================================================================================
(1)  Estimated solely for the purpose of calculating the registration fee.

(2) All of which may be purchased pursuant to an over-allotment option of 3,480,000 Shares granted by the Registrant to the Underwriters.

================================================================================

                                EXPLANATORY NOTE

     This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-123449) filed by Nuveen Equity Premium Advantage Fund (the "Registrant") with the Securities and Exchange Commission, as amended, declared effective on May 25, 2005, are incorporated herein by reference.

                           PART C - OTHER INFORMATION

Item 25: Financial Statements and Exhibits

        1. Financial Statements:

        Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act are filed with this Pre-effective Amendment to the Registration Statement.

        2. Exhibits:

        a. Declaration of Trust dated February 22, 2005. Filed on March 18, 2005 as exhibit a to Registrant's registration statement on Form N-2 (File No. 333-123449) and incorporated herein by reference.

        b. By-laws of Registrant. Filed on March 18, 2005 as exhibit b to Registrant's registration statement on Form N-2 (File No. 333-123449) and incorporated herein by reference.

        c. None.

        d. Not Applicable.

        e. Terms and Conditions of the Automatic Dividend Reinvestment Plan. Filed on May 24 as exhibit e to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-123449) and incorporated herein by reference.

        f. None.

        g.1 Investment Management Agreement between Registrant and Nuveen Asset Management dated April 18, 2004. Filed on May 24 as exhibit g.1 to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-123449) and incorporated herein by reference.

        g.2 Form of Investment Sub-Advisory Agreement between Nuveen Asset Management and Gateway Investment Advisers, L.P.

        h.1 Form of Underwriting Agreement.

        h.2 Form of Citigroup Global Markets Inc. Master Selected Dealer Agreement.

        h.3 Form of Nuveen Master Selected Dealer Agreement.

        h.4 Form of Citigroup Global Markets Inc. Master Agreement Among Underwriters.

        h.5 Form of Dealer Letter Agreement.

        i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees. Filed on May 24 as exhibit i to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-123449) and incorporated herein by reference.

        j. Form of Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated February 25, 2005.

        k.1 Shareholder Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002. Filed on May 24 as exhibit k.1 to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-123449) and incorporated herein by reference.

        k.2 Expense Reimbursement Agreement between Registrant and Nuveen Asset Management dated February 24, 2005. Filed on May 24 as exhibit k.2 to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-123449) and incorporated herein by reference.

        k.3 License Agreement between Standard & Poor's and Nuveen Investments, LLC dated October 26, 2004. Filed on May 24 as exhibit k.3 to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-123449) and incorporated herein by reference.

        k.4 Form of Amendment No. 2 to License Agreement between Standard & Poor's and Nuveen Asset Management.

        k.5 Form of License Agreement between NASDAQ and Registrant.

        k.6 Form of Structuring Fee Agreement between Nuveen Asset Management and Citigroup Global Markets Inc.

        l.1 Opinion and consent of Bell, Boyd & Lloyd LLC. Filed on April 25, 2005 as Exhibit l.1 to Pre-effective Amendment No. 1 the Registrant's Registration Statement on Form N-2 (File No. 333-123449) and incorporated herein by reference.

        l.2 Opinion and consent of Bingham McCutchen LLP. Filed on April 25, 2005 as Exhibit l.2 to Pre-effective Amendment No. 1 the Registrant's Registration Statement on Form N-2 (File No. 333-123449) and incorporated herein by reference.

        l.3 Consent of Bell, Boyd & Lloyd LLC.

        l.4 Consent of Bingham McCutchen LLP.

        m. None.

        n. Consent of PricewaterhouseCoopers LLP.

        o. None.

        p. Subscription Agreement of Nuveen Asset Management dated May 6, 2005. Filed on May 24 as exhibit p to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-123449) and incorporated herein by reference.

        q. None.

        r.1 Code of Ethics of Nuveen Exchange-Traded Funds and Nuveen Asset Management. Filed on May 24 as exhibit r.1 to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-123449) and incorporated herein by reference.

        r.2 Code of Ethics of Gateway Investment Advisors, L.P. Filed on May 24 as exhibit r.2 to Pre-effective Amendment No. 2 to Registrant's registration statement on Form N-2 (File No. 333-123449) and incorporated herein by reference.

        s. Powers of Attorney.

Item 26: Marketing Arrangements

        Sections 3, 5 and 6(n) of the Form of Underwriting Agreement filed as Exhibit h.1 to this Registration Statement.

        See the Introductory Paragraph and Sections 2 and 3(d) of the Form of Citigroup Global Markets Inc. Master Selected Dealer Agreement filed as Exhibit
h.2 to this Registration Statement and the Introductory Paragraph and Sections 2 and 3 of the Form of Nuveen Master Selected Dealer Agreement filed as Exhibit
h.3 to this Registration Statement.

        See the Introductory Paragraph and Sections 1.2, 3.1, 3.2, 3.4-3.8, 4.1, 4.2, 5.1-5.4, 6.1, 10.9 and 10.10 of the Form of Citigroup Global Markets Inc. Master Agreement Among Underwriters filed as Exhibit h.4 to this Registration Statement.

        See Paragraph e of the Form of Dealer Letter Agreement between Nuveen and the Underwriters filed as Exhibit h.5 to this Registration Statement.

Item 27: Other Expenses of Issuance and Distribution

        Securities and Exchange Commission fees                $  62,805
        National Association of Securities Dealers, Inc. fees     53,860
        Printing and engraving expenses                          525,000*
        Legal Fees                                               200,000*
        Exchange listing fees                                     40,000*
        Blue Sky filing fees and expenses                          3,000*
        Underwriters reimbursement                                80,625*
        Miscellaneous expenses                                    14,710

        Total                                                  $ 980,000

        * Nuveen Asset Management has contractually agreed to reimburse the Fund for fees and expenses in the amount of 0.20% of average daily Managed Assets of the Fund for the first five full years of the Fund's operations (through May 31, 2010) and 0.10% of average daily Managed Assets in year six (through May 31, 2011).

Item 28: Persons Controlled by or under Common Control with Registrant

        Not applicable.

Item 29: Number of Holders of Securities

At May 25, 2005:

             Title of Class                        Number of Record Holders
             --------------                        ------------------------

     Common Shares, $0.01 par value                            1

Item 30: Indemnification

        Section 4 of Article XII of the Registrant's Declaration of Trust provides as follows:

        Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

        No indemnification shall be provided hereunder to a Covered Person:

        (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

        (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

        (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

                (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                (ii) by written opinion of independent legal counsel.

        The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

        Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this
Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

            (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

            (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

        As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

        As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

        The trustees and officers of the Registrant are covered by Investment Trust Directors and Officers and Errors and Omission policies in the aggregate amount of $50,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, except for matters that involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $500,000 deductible, which does not apply to individual trustees or officers.

        Section 9 of the Form of Underwriting Agreement to be filed as Exhibit
h.1 to this Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31: Business and Other Connections of Investment Adviser

        Nuveen Asset Management ("NAM") serves as investment adviser to separately managed accounts, closed-end management investment companies and to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II and Nuveen Investment Trust III.

        NAM has no other clients or business at the present time. For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser who serve as officers or Trustees of the Registrant has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management of the Fund" in Part B of this Registration Statement. Such information for the remaining senior officers of NAM appears below:

                                Other Business Profession, Vocation or
Name and Position with NAM      Employment During Past Two Years

John P. Amboian, President      President and Director of Nuveen Investments,
and Director                    Inc., Nuveen Investments, LLC, Nuveen Asset
                                Management, Rittenhouse Asset Management, Inc.,
                                Nuveen Investments Advisors Inc., and Nuveen
                                Investments Holdings, Inc.

Alan G. Berkshire,              Senior Vice President, Secretary and General
Senior Vice President and       Counsel of Nuveen Investments, Inc., Nuveen
Secretary                       Investments, LLC, Nuveen Asset Management,
                                Rittenhouse Asset Management, Inc. and Nuveen
                                Investments Holdings, Inc.; Senior Vice
                                President and Secretary of Nuveen Investments
                                Advisors Inc.; Assistant Secretary of NWQ
                                Investment Management Company, LLC and Secretary of Symphony Asset Management, LLC.

Mary E. Keefe,                  Managing Director and Chief Compliance Officer
Managing Director and           (since 2004) of Nuveen Investments, Inc., Nuveen
Chief Compliance Officer        Investments, LLC, Nuveen Investments Advisers
                                Inc., Nuveen Asset Management, Nuveen
                                Investments Institutional Services Group LLC and
                                Rittenhouse Asset Management, Inc.; formerly,
                                Head of Global Compliance (January 2004 - May
                                2004) Citadel Investment Group; Director,
                                Midwest Regional Office (1994 - 2003) United
                                States Securities and Exchange Commission.

Margaret E. Wilson,             Senior Vice President, Finance of Nuveen
Senior Vice President,          Investments, Inc., Nuveen Investments, LLC,
Finance                         Nuveen Asset Management, Rittenhouse Asset
                                Management, Inc., Nuveen Investments Advisors
                                Inc. and Nuveen Investments Holdings, Inc.

        Gateway Investment Advisers, L.P. currently is the investment adviser or subadviser to two mutual funds and two closed-end funds that invest in integrated equity index option strategies. The address for Gateway Investment Advisers, L.P. is 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209. See "Investment Advisers" in Part B of the Registration Statement.

        Set forth below is a list of each director and senior officer of Gateway, indicating each business, profession, vocation or employment of a substantial nature in which such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, parties or trustee.

                                Other Business Profession, Vocation or
Name and Position with Gateway  Employment During Past Two Years

Walter G. Sall, Chairman and    Chairman and Trustee, Gateway Trust and Gateway
Chief Executive Officer         Variable Insurance Trust;
                                Director, Melmedica Children's Healthcare, Inc.;
                                Director, Director, Anderson Bank Company of
                                Cincinnati, OH

J. Patrick Rogers               President, Gateway Trust and Gateway Variable
President, Chief Investment     Insurance Trust; Trustee, Gateway Trust;
Officer and Director            Portfolio Manager, Gateway Fund, Gateway VIT
                                Fund and

                                Nuveen Equity Premium Income Fund;
                                Co-Portfolio Manager, Nuveen Equity Premium
                                Opportunity Fund

Geoffrey Keenan                 Vice President, Gateway Trust and Gateway
Executive Vice President and    Variable Insurance Trust
Chief Operating Officer

Gary H. Goldschmidt             Vice President and Treasurer, Gateway Trust and
Vice President and              Gateway Variable Insurance Trust
Chief Financial Officer

Harry E. Merriken
Senior Vice President

Paul R. Stewart
Senior Vice President

Donna M. Squeri                 Secretary, Gateway Trust and Gateway Variable
General Counsel and Secretary   Insurance Trust

Kenneth H. Toft                 Co-Portfolio Manager, Nuveen Equity Premium
Vice President and              Opportunity Fund
Portfolio Manager

Item 32: Location of Accounts and Records

        Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant and all advisory material of the investment adviser.

        Gateway Investment Advisers, L.P. is 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, maintains certain of its advisory material.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Asset Management.

Item 33: Management Services

        Not applicable.

Item 34: Undertakings

        1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if: (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement; or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

        2. Not applicable.

        3. Not applicable.

        4. Not applicable.

        5. The Registrant undertakes that:

            a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this Registration Statement as of the time it was declared effective.

            b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

        6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 26th day of May, 2005.

                                          NUVEEN EQUITY PREMIUM ADVANTAGE FUND

                                          By /s/ Jessica R. Droeger
                                             -----------------------------------
                                             Jessica R. Droeger, Vice President
                                             and Secretary

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signature                       Title                       Date
       ---------                       -----                       ----
/s/ Stephen D. Foy          Vice President and Controller    May 26, 2005
--------------------        (Principal Financial and
Stephen D. Foy              Accounting Officer)

/s/ Gifford R. Zimmerman    Chief Administrative Officer     May 26, 2005
------------------------    (Principal Executive Officer)
Gifford R. Zimmerman

Timothy R. Schwertfeger*    Chairman of the Board and        By: /s/ Jessica R. Droeger
                            Trustee                              ----------------------
                                                                 Jessica R. Droeger
                                                                 Attorney-In-Fact
                                                                 May 26, 2005
Robert P. Bremner*          Trustee

Lawrence H. Brown*          Trustee

Jack B. Evans*              Trustee

William C. Hunter*          Trustee

David J. Kundert*           Trustee

William J. Schneider*       Trustee

Judith M. Stockdale*        Trustee

Eugene S. Sunshine*         Trustee

* Original powers of attorney authorizing Jessica R. Droeger and Gifford R. Zimmerman, among others, to execute the Registration Statement, and Amendments thereto, for each of the trustees of Registrant on whose behalf the Registration Statement is filed, have been executed and filed as exhibits.

                                INDEX TO EXHIBITS

a. Declaration of Trust dated February 22, 2005.**

b. By-laws of Registrant.**

c. None.

d. Not Applicable.

e. Terms and Conditions of the Automatic Dividend Reinvestment Plan.**

f. None.

g.1 Investment Management Agreement between Registrant and Nuveen Asset Management dated April 18, 2004. **

g.2 Form of Investment Sub-Advisory Agreement between Nuveen Asset Management and Gateway Investment Advisers, L.P.

h.1 Form of Underwriting Agreement.

h.2 Form of Citigroup Global Markets Inc. Master Selected Dealer Agreement.

h.3 Form of Nuveen Master Selected Dealer Agreement.

h.4 Form of Citigroup Global Markets Inc. Master Agreement Among Underwriters.

h.5 Form of Dealer Letter Agreement.

i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees. **

j. Form of Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated August 19, 2002.

k.1 Shareholder Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002. **

k.2 Expense Reimbursement Agreement between Registrant and Nuveen Asset Management dated April 18, 2005. **

k.3 License Agreement between Standard & Poor's and Nuveen Investments, LLC dated October 26, 2004.**

k.4 Form of Amendment No. 2 to License Agreement between Standard & Poor's and Nuveen Asset Management.

k.5 Form of License Agreement between NASDAQ and Registrant.

k.6 Form of Structuring Fee Agreement between Nuveen Asset Management and Citigroup Global Markets Inc.

l.1 Opinion and consent of Bell, Boyd & Lloyd LLC.**

l.2 Opinion and consent of Bingham McCutchen LLP.**

1.3 Consent of Bell, Boyd & Lloyd LLC

1.4 Consent of Bingham McCutchen LLP

m. None.

n. Consent of PricewaterhouseCoopers LLP.

o. None.

p. Subscription Agreement of Nuveen Asset Management dated May 6, 2005.**

q. None.

r.1 Code of Ethics of Nuveen Exchange-Traded Funds and Nuveen Institutional Advisory Corp. **

r.2 Code of Ethics of Gateway Investment Advisers, L.P.**

s. Powers of Attorney.

----------
**   Incorporated by reference.